Shareholders' Deficit (Details)		6 Months Ended	12 Months Ended
	Feb. 27, 2024 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Feb. 13, 2024 $ / shares	Feb. 28, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares
Shareholders' Deficit
Ordinary shares, shares authorized (in shares)		1,000	1,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)		1	1
Ordinary shares, shares outstanding (in shares)			1
CIK0001838821_ARYA Sciences Acquisition Corp IV
Shareholders' Deficit
Preference shares, shares authorized (in shares)		1,000,000	1,000,000				1,000,000
Preference shares, shares issued (in shares)		0	0				0
Preference shares, shares outstanding (in shares)		0	0				0
Common stock, par value (in dollars per share) | $ / shares					$ 0.01
Number of shares redeemed (in shares)	390,815
Carrying Value | $	$ 4,358,804	$ 37,838,923	$ 40,475,949	$ 37,019,896			$ 151,528,894
Voting rights per share		one vote	one vote
Stock conversion basis at time of business combination percentage		20.00%	20.00%
Stock conversion basis at time of business combination		1	1
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Shareholders' Deficit
Ordinary shares, shares authorized (in shares)		479,000,000	479,000,000				479,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Carrying Value | $	$ 4,358,804					$ 115,071,882
Voting rights per share		one vote	one vote
Ordinary shares, shares issued (in shares)		3,799,016	4,189,831				15,449,000
Ordinary shares, shares outstanding (in shares)		3,799,016	4,189,831				15,449,000
Ordinary shares, shares issued (in shares)		499,000	499,000				499,000
Ordinary shares, shares outstanding (in shares)		499,000	499,000				499,000
Convertible preferred stock, shares outstanding		3,300,016	3,690,831				14,950,000
Class B ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Shareholders' Deficit
Ordinary shares, shares authorized (in shares)		20,000,000	20,000,000				20,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001				$ 0.0001
Ordinary shares, shares issued (in shares)		3,737,500	3,737,500
Ordinary shares, shares issued (in shares)	3,737,500	3,737,500	3,737,500			3,737,500	3,737,500
Ordinary shares, shares outstanding (in shares)	3,737,500	3,737,500	3,737,500			3,737,500	3,737,500